CONCENTRATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues	$ 394,148	$ 1,077,030
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 272,843	$ 995,894
Concentration risk percentage	69.00%	92.00%